ALLIANZ GLOBAL INVESTORS MANAGED ACCOUNTS TRUST

Supplement dated May 2, 2011

to the

Prospectus dated March 1, 2011 (as revised April 1, 2011)

and to the

Statement of Additional Information dated March 1, 2011 (as revised April 1, 2011)

DISCLOSURE RELATING TO FIXED INCOME SHARES: SERIES H (the “Portfolio”)

Information in the section titled “Fees and Expenses of the Portfolio” for Fixed Income Shares: Series H in the Prospectus is replaced in its entirety with the following:

Fees and Expenses of the Portfolio:
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	Fixed Income Shares: Series H Series H
Shareholder Fees	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Fixed Income Shares: Series H Series H
Operating Expenses Column [Text]		FISH: Series H
Advisory Fees	[1]	none
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.06%
Acquired Fund Fees and Expenses	[2]	0.03%
Total Annual Portfolio Operating Expenses		0.09%
Fee Waiver/ Expense Reimbursements	[3]	(0.06%)
Net Annual Portfolio Operating Expenses	[3]	0.03%
[1]	The table reflects that Allianz Global Investors Fund Management LLC (the "Adviser") or its affiliates are absorbing all expenses of operating the Portfolio, other than any extraordinary expenses and expenses incurred as a result of Portfolio investments, including any interest expense and Acquired Fund Fees and Expenses. Further, the Adviser and Pacific Investment Management Company LLC ("PIMCO") do not charge any fees to the Portfolio (which may be viewed as an effective waiver). You should be aware, however, that the Portfolio is an integral part of "wrap-fee" programs, including those sponsored by investment advisers and broker-dealers unaffiliated with the Portfolio, the Adviser or PIMCO. Participants in these programs pay a "wrap" fee to the sponsor of the program. You should read carefully the wrap-fee brochure provided to you by the sponsor or your investment adviser. The brochure is required to include information about the fees charged to you by the sponsor and the fees paid by the sponsor to PIMCO and its affiliates. You pay no additional fees or expenses to purchase shares of the Portfolio.
[2]	Acquired Fund Fees and Expenses are based on amounts incurred indirectly by the Portfolio through investments in other investment companies during its most recent fiscal year.
[3]	The Adviser has agreed irrevocably to waive all fees and pay or reimburse all expenses of the Portfolio, except extraordinary expenses and expenses incurred as a result of Portfolio investments, including any Interest expense and Acquired Fund Fees and Expenses.

Example.
This Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Portfolio for the time periods indicated, your investment has a 5% return each year, all dividends and distributions are reinvested, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is the same with or without redemption at the end of each period.
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Fixed Income Shares: Series H Series H	FISH: Series H	3	10	17	39

The second paragraph in the section titled “Investments, Risks, and Performance” in the Prospectus in the Portfolio Summary for Fixed Income Shares: Series H is replaced in its entirety with the following:

The Portfolio may invest in a mix of investment grade and high yield municipal bonds and “private activity” bonds that are rated (at the time of purchase) below investment grade by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality (commonly known as “high yield securities” or “junk bonds”), with the particular allocation between investment and below investment grade securities based on PIMCO’s assessment of market conditions and other factors. Currently, the Portfolio expects to be invested primarily in higher-rated municipal bonds and other securities, but may invest without limit in high yield securities. The Portfolio may invest up to 30% of its assets in “private activity” bonds whose interest is a tax-preference item for purposes of the AMT. The Portfolio may invest more than 25% of its total assets in bonds of issuers in California and/or New York. The average portfolio duration of the Portfolio is expected to vary and may range anywhere from relatively short (e.g., less than two years) to relatively long (e.g., more than ten years) based on PIMCO’s forecast for interest rates.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	ALLIANZ GLOBAL INVESTORS MANAGED ACCOUNTS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001098605
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 2, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 2, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Fixed Income Shares: Series H
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	agima1098605_SupplementTextBlock

ALLIANZ GLOBAL INVESTORS MANAGED ACCOUNTS TRUST

Supplement dated May 2, 2011

to the

Prospectus dated March 1, 2011 (as revised April 1, 2011)

and to the

Statement of Additional Information dated March 1, 2011 (as revised April 1, 2011)

DISCLOSURE RELATING TO FIXED INCOME SHARES: SERIES H (the “Portfolio”)

Information in the section titled “Fees and Expenses of the Portfolio” for Fixed Income Shares: Series H in the Prospectus is replaced in its entirety with the following:

Fees and Expenses of the Portfolio	agima1098605_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Portfolio Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Portfolio for the time periods indicated, your investment has a 5% return each year, all dividends and distributions are reinvested, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is the same with or without redemption at the end of each period.
Supplement Strategy Narrative [Text Block]	agima1098605_SupplementStrategyNarrativeTextBlock

The second paragraph in the section titled “Investments, Risks, and Performance” in the Prospectus in the Portfolio Summary for Fixed Income Shares: Series H is replaced in its entirety with the following:

The Portfolio may invest in a mix of investment grade and high yield municipal bonds and “private activity” bonds that are rated (at the time of purchase) below investment grade by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality (commonly known as “high yield securities” or “junk bonds”), with the particular allocation between investment and below investment grade securities based on PIMCO’s assessment of market conditions and other factors. Currently, the Portfolio expects to be invested primarily in higher-rated municipal bonds and other securities, but may invest without limit in high yield securities. The Portfolio may invest up to 30% of its assets in “private activity” bonds whose interest is a tax-preference item for purposes of the AMT. The Portfolio may invest more than 25% of its total assets in bonds of issuers in California and/or New York. The average portfolio duration of the Portfolio is expected to vary and may range anywhere from relatively short (e.g., less than two years) to relatively long (e.g., more than ten years) based on PIMCO’s forecast for interest rates.

Fixed Income Shares: Series H | Series H
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees	rr_ShareholderFeeOther	none
Annual Portfolio Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	FISH: Series H
Advisory Fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.09%
Fee Waiver/ Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Net Annual Portfolio Operating Expenses	rr_NetExpensesOverAssets	0.03%	[3]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	FISH: Series H
1 Year	rr_ExpenseExampleYear01	3
3 Years	rr_ExpenseExampleYear03	10
5 Years	rr_ExpenseExampleYear05	17
10 Years	rr_ExpenseExampleYear10	39

[1]	The table reflects that Allianz Global Investors Fund Management LLC (the "Adviser") or its affiliates are absorbing all expenses of operating the Portfolio, other than any extraordinary expenses and expenses incurred as a result of Portfolio investments, including any interest expense and Acquired Fund Fees and Expenses. Further, the Adviser and Pacific Investment Management Company LLC ("PIMCO") do not charge any fees to the Portfolio (which may be viewed as an effective waiver). You should be aware, however, that the Portfolio is an integral part of "wrap-fee" programs, including those sponsored by investment advisers and broker-dealers unaffiliated with the Portfolio, the Adviser or PIMCO. Participants in these programs pay a "wrap" fee to the sponsor of the program. You should read carefully the wrap-fee brochure provided to you by the sponsor or your investment adviser. The brochure is required to include information about the fees charged to you by the sponsor and the fees paid by the sponsor to PIMCO and its affiliates. You pay no additional fees or expenses to purchase shares of the Portfolio.
[2]	Acquired Fund Fees and Expenses are based on amounts incurred indirectly by the Portfolio through investments in other investment companies during its most recent fiscal year.
[3]	The Adviser has agreed irrevocably to waive all fees and pay or reimburse all expenses of the Portfolio, except extraordinary expenses and expenses incurred as a result of Portfolio investments, including any Interest expense and Acquired Fund Fees and Expenses.